Obligations Under Guarantees And Other Off-Balance Sheet Instruments (Maximum Potential Amount Of Future Payments Classified Based Upon Internal Credit Ratings) (Detail) (JPY ¥)
In Billions, unless otherwise specified
	Sep. 30, 2012		Mar. 31, 2012
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	¥ 5,393		¥ 5,591
Minimum [Member]
Guarantor Obligations [Line Items]
Accruing loans contractually past due, in day	90		90
Normal [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	5,118		5,329
Close Watch [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	239	[1]	227	[1]
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	13	[2]	13	[2]
Not Rated [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	23		22
Standby Letters Of Credit And Financial Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	3,457		3,502
Standby Letters Of Credit And Financial Guarantees [Member] | Normal [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	3,242		3,297
Standby Letters Of Credit And Financial Guarantees [Member] | Close Watch [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	192	[1]	185	[1]
Standby Letters Of Credit And Financial Guarantees [Member] | Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	12	[2]	12	[2]
Standby Letters Of Credit And Financial Guarantees [Member] | Not Rated [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	11		8
Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	1,936		2,089
Performance Guarantees [Member] | Normal [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	1,876		2,032
Performance Guarantees [Member] | Close Watch [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	47	[1]	42	[1]
Performance Guarantees [Member] | Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	1	[2]	1	[2]
Performance Guarantees [Member] | Not Rated [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	¥ 12		¥ 14

[1]	Borrowers classified as Close watch represent those that require close monitoring as the borrower has begun to exhibit elements of potential concern with respect to its business performance and financial condition, the borrower has begun to exhibit elements of serious concern with respect to its business performance and financial condition, including business problems requiring long-term solutions, or the borrower's loans are restructured loans or loans contractually past due 90 days or more for special reasons.
[2]	Borrowers classified as Likely to become Bankrupt or Legally/Virtually Bankrupt represent those that have a higher probability of default than those categorized as Close watch due to serious debt repayment problems with poor progress in achieving restructuring plans, the borrower being considered virtually bankrupt with no prospects for an improvement in business operations, or the borrower being legally bankrupt with no prospects for continued business operations because of non-payment, suspension of business, voluntary liquidation or filing for legal liquidation.